Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 221,133	$ 828,407
Short-term investments	54,577	106,077
Accounts receivable, net of allowance for doubtful accounts of $4,315 and $3,227 in 2011 and 2010, respectively	230,770	197,418
Income taxes receivable	19,009	10,920
Inventories, net	132,236	126,633
Prepaid expenses and other current assets	59,055	64,402
Deferred income taxes	31,652	30,731
Total current assets	748,432	1,364,588
Long-term assets:
Property, plant and equipment, net	371,792	345,664
Goodwill	1,733,722	1,352,281
Intangible assets, net of accumulated amortization of $417,430 and $312,326 in 2011 and 2010, respectively	819,487	753,327
Deferred income taxes	26,866	37,182
Other long-term assets	56,154	60,953
Total long-term assets	3,008,021	2,549,407
Total assets	3,756,453	3,913,995
Current liabilities:
Current portion of long-term debt	1,617	75,835
Short-term loans	142,329	0
Accounts payable	59,848	47,803
Accrued and other liabilities (of which $7,383 and $6,296 in 2011 and 2010 due to related parties)	213,769	209,054
Income taxes payable	31,211	25,211
Deferred income taxes	32,883	30,504
Total current liabilities	481,657	388,407
Long-term liabilities:
Long-term debt, net of current portion (of which $445,000 in 2011 and 2010 due to related parties)	446,005	797,171
Deferred income taxes	207,112	200,667
Other	63,881	51,397
Total long-term liabilities	716,998	1,049,235
Commitments and Contingencies
Equity:
Preference shares, 0.01 EUR par value, authorized-450,000 shares, no shares issued and outstanding	0	0
Financing preference shares, 0.01 EUR par value, authorized-40,000 shares, no shares issued and outstanding	0	0
Common Shares, 0.01 EUR par value, authorized-410,000 shares, issued and outstanding - 234,221 and 233,115 shares at December 31, 2011 and 2010, respectively	2,739	2,724
Additional paid-in capital	1,673,733	1,648,985
Retained earnings	855,928	759,890
Accumulated other comprehensive income	15,904	64,754
Equity attributable to the owners of QIAGEN N.V.	2,548,304	2,476,353
Noncontrolling interest	9,494	0
Total equity	2,557,798	2,476,353
Total liabilities and equity	$ 3,756,453	$ 3,913,995